Stock Options - Additional information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Stock Options
Stock-based compensation expense			$ 743,274	$ 205,629
Unrecognized stock-based compensation expense	$ 6,615,189		$ 6,900,425
Unrecognized stock-based compensation expense expected to recognize in future periods	3 years 2 months 19 days
Stock option
Stock Options
Stock-based compensation expense	$ 758,260	$ 261,917
Restricted shares
Stock Options
Stock-based compensation expense	$ 25,000